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October 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant” or “VP”), we are filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 128 under the Securities Act and No. 129 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (“PEA 128”).

PEA 128 is being filed pursuant to Rule 485(a) under the Securities Act for the primary purpose of amending the name, investment strategy and benchmark index of the Victory Balanced Fund.

The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) under the Securities Act to provide the Fund’s updated financial information and performance tables, among other revisions.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP

S. Elliott Cohan

Matthew J. Kutner